UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

The Prairie Fund

December 31, 2005

Average Annual Total Return
Through December 31, 2005

	The Prairie Fund		S&P 500 Total Return

	1 Year	-3.56%	1 Year	3.00%

01/01/00	Inception	-6.16%	Inception	-2.68%

COMPARATIVE PERFORMANCE CHART
ASSUMING INITIAL INVESTMENT OF $10,000

$12,000.00
$11,500.00
$11,000.00
$10,500.00
$10,000.00
$9,500.00
$9,000.00
$8,500.00
$8,000.00
$7,500.00
$7,000.00
$6,500.00
$6,000.00
$5,500.00
$5,000.00
$4,500.00
$4,000.00
Jan-00
Jul-00
Jan-01
Jul-01
Jan-02
Jul-02
Jan-03
Jul-03
Jan-04
Jul-04
Jan-05
The Prairie Fund $6,831.42
S&P 500 Index $8,496.10

Past performance is not indicative of future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE PRAIRIE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent a percentage of the portfolio of investments.

Cash & Equivalents 1.92%
Basic Materials 7.23%
Conglomerates 16.87%
Consumer Goods 19.29%
Financial 18.36%
Healthcare 9.56%
Industrial Goods 8.11%
Services 5.77%
Technology 7.45%
Utilities 5.44%

The Prairie Fund

		Schedule of Investments
		December 31, 2005
Shares/Principal Amount		Cost	Market Value	% of Net Assets

COMMON STOCKS
Aircraft Parts
1,500	Textron, Inc.	119,577	115,470	4.79%

Beverage
3,000	Coca Cola Co.	161,901	120,930
2,000	Pepsico, Inc.	70,500	118,160
		232,401	239,090	9.92%
Conglomerate
1,500	Emerson Electric Co.	101,690	112,050
5,000	General Electric Co.	257,917	175,250
		359,607	287,300	11.92%
Converted Paper & Paperboard Products
2000	Avery Dennison Corp.	112,627	110,540
1,500	Minnesota Mining & Manufacturing Co.	130,820	116,250
		243,447	226,790	9.41%
Data Processing
3,000	DST Systems, Inc. *	114,469	179,730	7.46%

Drugs
1,500	Johnson & Johnson	102,965	90,150
1,500	Merck & Co., Inc.	88,740	47,715
		191,705	137,865	5.72%
Drug Stores
2,000	Walgreen Co.	79,688	88,520	3.67%

Electric Services
1,500	Dominion Resources, Inc.	112,550	115,800
1,000	Maine & Maritimes Corp.	26,035	15,490
		138,585	131,290	5.45%
Fast Foods
1,500	McDonalds Corp.	48,750	50,580	2.10%

Health
2,000	Smith & Nephew PLC +	80,565	92,700	3.85%

Holding Companies
5	Berkshire Hathaway, Inc. Class A *	348,565	443,100	18.38%

Household Products
2,000	Procter & Gamble Co.	109,562	115,760	4.80%

Industrial Instuments
1,500	Danaher Corp.	84,206	83,670	3.47%

Petroleum Refining
3,000	Conocophillips	167,429	174,540	7.24%

	Total Common Stocks (Cost $2,318,556)	2,318,556	2,366,405	98.18%

Money Market Funds
46,385	UMB Money Market 1.80% **	46,385	46,385	1.93%

	Total Money Market Funds (Cost $46,385)	46,385	46,385	1.93%

	Total Investments (Cost $2,364,941)	$ 2,364,941	2,412,790	100.11%

	Liabilities in excess of other assets		(2,631)	(0.11%)

	Net Assets		$ 2,410,159	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at December 31, 2005.
+ American Depository Receipt

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Assets and Liabilities
December 31, 2005

Assets:
Investment Securities at Market Value	$ 2,412,790
(Cost - 2,364,941)
Cash	7,453
Receivables:
Dividends and Interest	3,008
Prepaid Expenses	6,439
Total Assets	2,429,690
Liabilities:
Accrued Advisor Fees	2,081
Accrued Expenses	17,450
Total Liabilities	19,531

Net Assets	$ 2,410,159
Net Assets Consist of:
Paid In Capital	3,221,777
Accumulated Realized Loss on Investments - Net	(859,467)
Unrealized Appreciation on Investments - Net	47,849
Net Assets, for Shares Outstanding	$ 2,410,159
(unlimited number of shares authorized; no par value)
Net Asset Value and Redemption Price	$ 5.89
Per Share ($2,410,159/409,359 shares)

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$36,786
Interest	1,342
Total Investment Income	38,128
Expenses:
Insurance	27,222
Management and Advisory fees	24,138
Legal	19,638
Transfer Agent & Fund Accounting	12,027
Audit	12,000
Trustee	24,000
Custodial	3,600
Printing and Mailing	770
Registration	1,000
Total Expenses	124,395

Net Investment (Loss)	(86,267)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(378,321)
Change in Unrealized Appreciation (Depreciation) on Investments	374,743
Net Realized and Unrealized Loss on Investments	(3,578)

Net (Decrease) in Net Assets from Operations	$ (89,845)

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statements of Changes in Net Assets
	1/1/2005	1/1/2004
	to	to
	12/31/2005	12/31/2004
From Operations:
Net Investment (Loss)	$ (86,267)	$ (93,686)
Net Realized Gain (Loss) on Investments	(378,321)	9,858
Change in Net Unrealized Appreciation	374,743	68,983
Increase (Decrease) in Net Assets from Operations	(89,845)	(14,845)
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	(245,578)	(20,897)
Net (Decrease) from Distributions	(245,578)	(20,897)
From Capital Share Transactions:
Proceeds From Sale of Shares	12,000	0
Shares Issued on Reinvestment of Dividends	245,578	20,897
Cost of Shares Redeemed	0	0
Net Increase (Decrease) from Shareholder Activity	257,578	20,897

Net Increase (Decrease) in Net Assets	(77,845)	(14,845)

Net Assets at Beginning of Period	$ 2,488,004	$ 2,502,849
Net Assets at End of Period (Including accumulated undistributed net	$ 2,410,159	$ 2,488,004
investment income of $0 and $0, respectively)

Share Transactions:
Issued	1,817	0
Reinvested	41,694	3,068
Redeemed	0	0
Net increase (decrease) in shares	43,511	3,068
Shares outstanding beginning of period	365,848	362,780
Shares outstanding end of period	409,359	365,848

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2005	1/1/2004	1/1/2003	1/1/2002	1/1/2001
	to	to	to	to	to
	12/31/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001
Net Asset Value -
Beginning of Period	$ 6.80	$ 6.90	$6.04	$ 8.16	9.98
Net Investment (Loss)	(0.24)	(0.26)	(0.24)	(0.18)	(0.26)
Net Gains or Losses on Securities
(realized and unrealized)	0.00	0.22	1.14	(1.78)	(1.56)
Total from Investment Operations	(0.24)	(0.04)	0.90	(1.96)	(1.82)
Distributions
From net investment income	0.00	0.00	0.00	0.00	0.00
From capital gains	(0.67)	(0.06)	(0.04)	(0.16)	0.00
Total Distributions	(0.67)	(0.06)	(0.04)	(0.16)	0.00
Net Asset Value -
End of Period	$ 5.89	$ 6.80	$6.90	$ 6.04	$ 8.16
Total Return (a)	(3.56)%	(0.62)%	14.90%	(23.98)%	(18.24)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,410	2,488	2,503	2,302	3,091

Ratio of Expenses to Average Net Assets	5.17%	5.38%	5.14%	3.65%	4.00%
Ratio of Net Loss to Average Net Assets	(3.58)%	(3.74)%	(3.82)%	(2.60)%	(3.00)%
Portfolio Turnover Rate	45.15%	0.00%	8.86%	1.81%	22.70%

(a) Total returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of the financial statements.

THE PRAIRIE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005

1.)

ORGANIZATION

The Prairie Fund (“The Fund”) is a no load mutual fund advised by Zuckerman Management Associates, Inc. (“ZMA”).  The Fund was organized on April 12, 2000 as a Delaware business trust.  The Fund registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The assets of Prairie Fund, Inc. (the “Predecessor Fund”), a Florida corporation, were transferred to the Fund on August 6, 2000.  The Predecessor Fund commenced operations on January 1, 2000 and was managed by the same portfolio manager as is the Fund and by following substantially the same objective, policies and philosophies as are currently followed by the Fund.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

The Fund’s custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based in Cleveland, Ohio.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Investments in securities traded on a national securities exchange (or reported on the Nasdaq national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which approximates fair value.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time.

The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

INCOME RECOGNITION:

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of specific identification.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund intends to qualify each year as a “regulated investment company” under Sub-Chapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

RECLASSIFICATIONS:

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2005, the Fund reclassified net investment loss of $86,267 to reduce paid in capital.  This reclassification had no effect on net assets.

3.)

INVESTMENT ADVISORY AGREEMENT

Zuckerman Management Associates, Inc. (“ZMA”) serves as the Fund’s investment adviser, charging an annual management and investment advisory fee of 1.0% of the Fund’s average net assets.  ZMA furnishes an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions.  Pursuant to the Investment Advisory Agreement and subject to the oversight of the Trustees, ZMA also manages, supervises and conducts the other affairs and business of the Fund.  The Fund pays its own expenses.  ZMA received management fees of $24,138 for the year ended December 31, 2005.  At December 31, 2005 there was a payable to ZMA in the amount of $2,081. Certain trustees and officers of the Fund are also officers or shareholders of ZMA.

4.)

INVESTMENT TRANSACTIONS

During the year ended December 31, 2005, purchases and sales of investment securities were $1,059,924 and $1,170,739, respectively.

The aggregate cost of securities for federal income tax purposes was $1,707,292 at December 31, 2005.

At December 31, 2005, the net unrealized appreciation on a tax basis was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation
750,158	(44,660)	705,498

5.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2005, Matthew M. Zuckerman, the primary stockholder of ZMA, as well as members of the primary stockholder’s family, in the form of Trusts, constitute 99.51% of the Fund’s ownership.

6.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended 2005 and 2004 were as follows:

Distributions paid from:	2005	2004
Ordinary Income	$ 0	$ 0
Short-Term Capital Gain	0	0
Long-Term Capital Gain	245,578	20,897
	$ 245,578	$ 20,897

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 0
Undistributed Long-term accumulated losses	(1,517,116)
Unrealized Appreciation – net	705,498
$ (811,618)

The difference between book basis and tax basis unrealized appreciation is attributable to the difference in original cost basis of securities at the time of transfer.

THE PRAIRIE FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Prairie Fund, you incur the following types of ongoing costs: management fees, legal fees, transfer agent fees, custodial fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prairie Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2005	December 31, 2005	July 1,2005 to December 31, 2005

Actual	$1,000.00	$1,024.68	$34.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$990.98	$34.07

* Expenses are equal to the Fund's annualized expense ratio of 6.79%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE PRAIRIE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2005 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Elias M. Herschmann, MD. Age: 66	Trustee, Member of the Fund’s Audit Committee since 2000.	Gastroenterologist
Jack Levine, CPA Age: 53	Trustee, Chairman of the Fund’s Audit Committee since 2000.	President of Jack Levine, PA, CPA’s.
Joseph Wiesel Age: 62	Trustee, Member of the Fund’s Audit Committee since 2000.	Financial Consultant. Chief Financial Officer of Ivory International, Inc. from 1992 until he retired in Spring 2000.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew M. Zuckerman[1] Age: 74	Chairman of the Board of Trustees and President of the Fund since 2000

Member of the board of directors of Beth Israel Congregation in Miami Beach, Florida. Senior attending physician at Mount Sinai Hospital, as well as an adjunct professor at the University of Miami School of Medicine.

Nancy Z. Markovitch Age: 44	Trustee, Treasurer and Secretary of the Fund since 2000	Private Investor since 1990. Trustee for various trust funds for the benefit of her children and in this capacity has been active in the management of investments over a number of years.

1 Matthew Zuckerman is considered an "Interested” Trustees as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (866) 745-5955 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 745-5955.

Approval of the Investment Advisory Agreement

On August 2, 2005, the Board of Trustees considered and approved the continuation, for a period of one year, of the existing investment advisory contract between and the Fund and the Investment Adviser.  In preparation of this meeting, the Board requested and reviewed a wide variety of information from the Investment Adviser in order to analyze the nature, quality and scope of the Investment Adviser’s services and the revenues received and expenses incurred by the Investment Adviser in performing the services required.  The Board also reviewed the Investment Adviser’s profitability in managing the Fund, as well as the ability of the Investment Adviser to continue to perform the services contemplated under the Investment Advisory Agreement.

The information evaluated by the Board included a detailed record of the Fund’s investment results over the preceding 12 months and from the inception of the Fund, a listing of the Fund’s current investment holdings and a record of historical changes in the portfolio, a detailed comparison of the Fund’s results against the performance of S&P 500® Composite Stock Price Index and Dow Jones Industrial Average Index, and a break-down of the Fund operating expenses for the preceding 12 months.  The Trustees used this information and considered all of the relevant factors for approving the investment advisory contract including, but not limited to: (a) the quality of the Investment Adviser’s investment management and strategies; (b) the Investment Adviser’s investment management personnel, in-house research capabilities, as well as other resources available to the Investment Adviser’s personnel; (c) the Adviser’s operations and financial condition; (d) the level of advisory fees that the Investment Adviser charges the Fund and overall operating expenses; (e) the Investment Adviser’s compliance systems, including compliance with the Fund’s investment restrictions, relevant tax and reporting requirements, procedures of the Investment Adviser with respect to possible conflicts of interest, including the Investment Adviser’s code of ethics and compliance manual; (f) the Investment Adviser’s policies on and compliance procedures for personal securities transactions; and (g) the commitment by the Investment Adviser of 100% of the capital currently held by the Fund.  Dr. Zuckerman, on behalf of the Investment Adviser, presented additional oral information to assist the Board in their evaluation of the Investment Adviser and the investment advisory agreement.

The Board then discussed the materials presented and deliberated on the renewal of the investment advisory agreement in light of this information.  In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.  Based on all of the considerations referenced above and the overall quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies and performance of the Investment Adviser, the Board of Trustees, believing the terms and conditions of the investment advisory agreement to be otherwise fair and reasonable, agreed it was in the best interest of the Fund to renew the investment advisory agreement for an additional term.

To The Shareholders and

Board of Trustees of

The Prairie Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Prairie Fund (the “Fund”), as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Prairie Fund as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

February 6, 2006

Board of Trustees

Matthew M Zuckerman, President

Nancy Z Markovitch, Secretary/Treasurer

(Daughter of Matthew M Zuckerman)

Elias Herschmann, MD

Jack Levine CPA

Joseph Weisel

Investment Adviser

Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, FL  33140

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH  44141

Custodian

UMB Bank, NA

Mutual Fund Services

928 Grand Blvd., 10th Floor

Kansas City, MO  64106

Counsel

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Blvd.

Miami, FL  33131-2339

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Parkway, Suite 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Prairie Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

After discussion and evaluation of the accounting environment in which the Registrant operates, the Board of Trustees (the “Board”) have determined that it is not essential that the Registrant appoint an “Audit Committee financial expert” at the present time.  Upon careful review of the credentials of the Audit Committee members, the Board has determined that the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Audit Committee.  Should the Board or Audit Committee members subsequently determine that it is necessary to appoint an “Audit Committee financial expert,” the Board believes it has one member who meets the qualifications to be considered an “Audit Committee financial expert.”

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2005

$ 10,825

FY 2004

$ 10,585

Note:  included in the 2004 numbers are estimates for taxes and consents, which have not yet been billed.

(b)

Audit-Related Fees

Registrant

Adviser

FY 2005

$ 0

$ 0

FY 2004

$ 0

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

Adviser

FY 2005

$ 1,160

$ 0

FY 2004

$ 975

$ 0

Nature of the fees:

Tax preparation.  Note:  included in the 2004 numbers are estimates for taxes and consents, which have not yet been billed.

(d)

All Other Fees

Registrant

Adviser

FY 2005

$ 0

$ N/A

FY 2004

$ 0

$ N/A

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

THE PRAIRIE FUND

AUDIT COMMITTEE CHARTER

1)

The Audit Committee (the “Committee”) shall be composed entirely of Trustees who are not “interested persons” of The Prairie Fund (the “Trust”) within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”).

2)

The purposes of the Committee are:

a)

to oversee the Trust’s accounting and financial reporting policies and practices, internal controls and, as deemed appropriate by the Committee, the internal controls of the Trust’s service providers;

b)

to oversee the quality and objectivity of the Trust’s financial statements and the independent audits thereof; and

c)

to act as a liaison between the Trust’s independent auditors and the Board of Trustees.

The function of the Committee is oversight; it is not responsible for maintaining appropriate systems for accounting and internal control or planning or carrying out a proper audit.

3)

In furtherance of paragraph 2 above, the Committee shall have the following duties and powers:

a)

to determine the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to an investment advisor, based on information the Committee deems necessary or appropriate, including the auditors' specific representations as to their independence and any other information requested by the Committee;

b)

to approve (i) all audit and non-audit services that the Trust’s independent auditors provide to the Trust, and (ii) all non-audit services that the Trust’s independent auditors provide to the Trust’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides services to the Trust (“advisory affiliates”), if the engagement relates directly to the operations and financial reporting of the Trust.  De minimis non-audit services do not require pre-approval.1

c)

to meet with the Trust’s independent auditors, including private meetings as the Committee deems necessary or appropriate to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Trust’s financial statements, including any adjustments to such statements recommended by the auditors and the results of the audit(s); (iii) consider the auditors' comments with respect to the Trust’s financial policies, procedures and internal accounting controls; and (iv) review the form of opinion the auditors propose to render to the Board of Trustees and shareholders;

d)

to consider the effect upon the Trust and its portfolios of any changes in accounting principles or practices proposed by an investment advisor or the auditors based on information provided by the advisor or auditors, or any other information requested by the Committee;

e)

to resolve any disagreements between the Trust’s management and the Trust’s independent auditor concerning the Trust’s financial reporting;

f)

to establish the fees charged by the auditors for audit services, and to review the fees charged by the auditors for non-audit services;

g)

to investigate any improprieties brought to the Committee’s attention in writing or otherwise actually known by the Committee or suspected improprieties (based on information provided to the Committee) in the Trust’s operations; and

h)

to report its activities to the Board of Trustees on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

4)

The Committee shall establish, to the extent required by applicable law, procedures reasonably designed to:

a)

receive, retain and treat complaints that the Trust receives from any source about the Trust’s auditing, accounting, and internal accounting controls; and

b)

receive confidential, anonymous submissions from employees of the Trust, its investment adviser or its service providers about questionable accounting or auditing matters relating to the Trust.

5)

The Committee shall meet on a regular basis and may hold special meetings, as the Committee deems necessary or appropriate.  At any Committee meeting, one-half of the Committee members then in office constitutes a quorum.

6)

Committee members may appoint a Chairman of the Committee.  If a Chairman is appointed, he or she shall preside at all Committee meetings at which he or she is present and have such other duties and powers as may be determined by the Committee members.  The Chairman shall serve until he or she resigns, is removed by the Committee, or is replaced by a duly appointed successor.

7)

Any action of the Committee requires the vote of a majority of the Committee members then in office at any Committee meeting (or by one or more writings signed by such majority).

8)

As deemed necessary or appropriate by the Committee, the Committee shall meet with the Treasurer of the Trust and with internal auditors, if any, for the Trust’s service providers.

9)

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including the authority to retain special counsel and other experts or consultants at the expense of a Trust (or the appropriate portfolio(s) thereof).

10)

The Committee shall review this charter periodically and recommend any material changes to the Board of Trustees.

11)

Any material amendments to this charter must be approved by both a majority of the Trustees then in office and a majority of the Independent Trustees then in office.

1

A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Trust, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2005

$ N/A

$ N/A

FY 2004

$ N/A

$ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 20, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Matthew M. Zuckerman, President

     Matthew M. Zuckerman

     President

Date March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew M. Zuckerman, President

      Matthew M. Zuckerman

      President

Date March 6, 2006